SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Subtotal	$ 115,047,159	$ 115,047,159
Less: accumulated depreciation	(15,915,492)	(4,406,061)
Less: impairment loss	99,131,667
Property and equipment, net		110,641,098
Servers and Network Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	115,000,000	115,000,000
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 47,159	$ 47,159